CONTRACT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
Contract Liabilities
SCHEDULE OF CONTRACT LIABILITIES
	June 30, 2026	December 31, 2025
	USD	USD
Contract liabilities	47,983	258,096